LOANS PAYABLE - RELATED PARTIES - Additional information (Details)	Dec. 31, 2020 USD ($)
Loan payable to related parties for the acquisition of Wealth Dynamics
Disclosure of detailed information about borrowings [line items]
Aggregate amount of loan	$ 400,000